Stockholders' (Deficiency)/Equity (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2015	Mar. 27, 2014	Jul. 31, 2013	Jul. 31, 2012
Outstanding warrants, weighted average exercise price	$ .085
Outstanding warrants, weighted average remaining life (in years)	3 years 3 months 6 days
Number of warrants	257,331,254	239,788,852
Number of warrants, exercise price	$ .03	$ 0.03		$ 0.03
Series E Convertible Preferred Stock
Convertible preferred stock, shares authorized	2,450	2,450		2,450
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000		$ 1,000
Convertible preferred stock, shares issued	25	25		930
Convertible preferred stock, shares outstanding	25	25		930
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%		9.00%
Series F Convertible Preferred Stock
Convertible preferred stock, shares authorized	4,150	4,150	4,150	0
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued	1,225	838	2,075	0
Convertible preferred stock, shares outstanding	1,225	838		0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares issued					1,490
Convertible preferred stock, shares outstanding					1,490
Convertible preferred stock, cumulative percentage of interest					9.00%
Price Protection Provision, Warrants
Number of warrants	239,788,852
Number of warrants, exercise price	$ .03
Estimated value of warrants	$ 2,635,643
Preferred Stock
Convertible preferred stock, shares authorized				1,000,000
Convertible preferred stock, par value (in dollars per share)				$ .001